UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2020

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 29, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 29, 2020, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2019 to February 29, 2020 (Unaudited)

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2019 to Feb. 29, 2020.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2019 to February 29, 2020 (Unaudited)

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/19	2/29/20	Expense Ratio	9/1/19 to 2/29/20*

Actual Fund return†
Class A	$1,000.00	$1,025.00	0.85%	$4.28
Class C	1,000.00	1,021.20	1.60%	8.04
Institutional Class	1,000.00	1,026.20	0.60%	3.02

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.64	0.85%	$4.27
Class C	1,000.00	1,016.91	1.60%	8.02
Institutional Class	1,000.00	1,021.88	0.60%	3.02

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/19	2/29/20	Expense Ratio	9/1/19 to 2/29/20*
Actual Fund return†
Class A	$1,000.00	$1,023.50	0.71%	$3.57
Class C	1,000.00	1,019.20	1.56%	7.83
Institutional Class	1,000.00	1,025.20	0.56%	2.82

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.33	0.71%	$3.57
Class C	1,000.00	1,017.11	1.56%	7.82
Institutional Class	1,000.00	1,022.08	0.56%	2.82

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/19	2/29/20	Expense Ratio	9/1/19 to 2/29/20*

Actual Fund return†
Class A	$1,000.00	$1,029.30	0.89%	$4.49
Class C	1,000.00	1,025.50	1.64%	8.26
Institutional Class	1,000.00	1,030.60	0.64%	3.23

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.89%	$4.47
Class C	1,000.00	1,016.71	1.64%	8.22
Institutional Class	1,000.00	1,021.68	0.64%	3.22

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.09%
Corporate Revenue Bond	0.75%
Education Revenue Bonds	18.12%
Electric Revenue Bonds	7.84%
Healthcare Revenue Bonds	24.22%
Housing Revenue Bonds	0.40%
Lease Revenue Bonds	2.66%
Local General Obligation Bonds	11.54%
Pre-Refunded/Escrowed to Maturity Bonds	5.93%
Special Tax Revenue Bonds	4.85%
State General Obligation Bonds	13.12%
Transportation Revenue Bonds	6.68%
Water & Sewer Revenue Bonds	2.98%
Short-Term Investments	1.65%
Total Value of Securities	100.74%
Liabilities Net of Receivables and Other Assets	(0.74%)
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.38%
Minnesota	95.08%
Puerto Rico	4.92%
US Virgin Islands	0.36%
Total Value of Securities	100.74%

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.63%
Corporate Revenue Bond	0.58%
Education Revenue Bonds	13.70%
Electric Revenue Bonds	8.05%
Healthcare Revenue Bonds	25.52%
Housing Revenue Bond	0.37%
Lease Revenue Bonds	5.93%
Local General Obligation Bonds	12.82%
Pre-Refunded/Escrowed to Maturity Bonds	8.65%
Special Tax Revenue Bonds	3.70%
State General Obligation Bonds	10.67%
Transportation Revenue Bonds	6.16%
Water & Sewer Revenue Bonds	2.48%
Short-Term Investment	1.34%
Total Value of Securities	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.83%
Minnesota	95.80%
Puerto Rico	3.34%
Total Value of Securities	99.97%

Security type / sector / state / territory allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.80%
Corporate Revenue Bond	1.21%
Education Revenue Bonds	18.34%
Electric Revenue Bonds	5.61%
Healthcare Revenue Bonds	32.35%
Housing Revenue Bonds	1.48%
Lease Revenue Bonds	2.12%
Local General Obligation Bonds	7.23%
Pre-Refunded/Escrowed to Maturity Bonds	3.70%
Special Tax Revenue Bonds	4.95%
State General Obligation Bonds	12.71%
Transportation Revenue Bonds	6.05%
Water & Sewer Revenue Bonds	1.05%
Short-Term Investments	1.65%
Total Value of Securities	98.45%
Receivables and Other Assets Net of Liabilities	1.55%
Total Net Assets	100.00%

*As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	93.56%
Puerto Rico	4.89%
Total Value of Securities	98.45%

Schedules of investments
Delaware Tax-Free Minnesota Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 99.09%

Corporate Revenue Bond – 0.75%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	4,355,000	$4,536,691

		4,536,691

Education Revenue Bonds – 18.12%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	916,642
Series A 4.25% 7/1/47	1,550,000	1,675,627
Series A 4.375% 7/1/52	400,000	433,752
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,379,170
Series A 5.00% 3/1/39	385,000	401,567
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	272,580
Series A 5.00% 7/1/45	1,390,000	1,496,140
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,222,360
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	797,244
Series A 5.00% 11/1/48	2,800,000	3,152,632
Duluth Independent School District No. 709 Certificates of Participation
Series B 5.00% 2/1/28	350,000	444,633
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	458,316
Series A 5.375% 8/1/50	1,690,000	1,941,725
Series A 5.50% 8/1/36	580,000	628,094
Series A 5.75% 8/1/44	1,190,000	1,286,818
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	827,707
Series A 5.00% 7/1/47	2,290,000	2,454,651
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	626,481
Series A 5.00% 7/1/44	1,770,000	1,887,404

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	$977,199
Series A 5.00% 7/1/47	2,300,000	2,493,384
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	510,340
5.50% 8/1/49	2,260,000	2,467,332
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	6,283,059
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,375,000	1,646,191
5.00% 5/1/37	1,250,000	1,480,375
5.00% 5/1/47	250,000	291,600
(Carleton College)
4.00% 3/1/35	1,000,000	1,167,230
4.00% 3/1/36	415,000	483,774
5.00% 3/1/44	2,085,000	2,560,734
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,082,650
(College of St. Scholastica)
4.00% 12/1/29	280,000	336,372
4.00% 12/1/30	290,000	345,544
4.00% 12/1/33	500,000	584,540
4.00% 12/1/34	500,000	582,880
4.00% 12/1/40	1,200,000	1,381,932
(Gustavus Adolphus College) 5.00% 10/1/47	5,600,000	6,759,480
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	1,059,717
Series A 5.00% 10/1/35	875,000	1,096,393
Series A 5.00% 10/1/45	2,120,000	2,600,731
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	595,655
Series 8-I 5.00% 10/1/33	250,000	297,243
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	808,201
Series 8-G 5.00% 12/1/32	670,000	807,370
Series 8-N 4.00% 10/1/35	500,000	576,220
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,120,225
Series B 5.00% 10/1/38	1,000,000	1,170,510
Series B 5.00% 10/1/39	170,000	198,648

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Trustees of The Hamline University)
Series B 5.00% 10/1/40	625,000	$729,437
Series B 5.00% 10/1/47	1,060,000	1,226,250
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,746,047
4.00% 10/1/37	750,000	900,120
4.00% 10/1/44	1,255,000	1,472,918
5.00% 10/1/40	500,000	646,170
Series 8-L 5.00% 4/1/35	1,250,000	1,504,225
Series A 4.00% 10/1/34	400,000	463,760
Series A 4.00% 10/1/36	500,000	578,245
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 2.65% 11/1/38 (AMT)	1,000,000	1,026,130
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	556,197
Series A 5.00% 9/1/44	1,165,000	1,230,147
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	2,855,000	3,007,857
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	600,425
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,945,000	2,046,218
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	328,914
Series A 144A 5.50% 7/1/52 #	735,000	810,271
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	537,960
Series A 4.125% 9/1/47	1,750,000	1,869,245
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,581,062
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,133,883
Series A 5.00% 9/1/34	2,625,000	3,337,241
Series A 5.00% 4/1/35	3,175,000	3,886,899
Series A 5.00% 4/1/36	2,650,000	3,238,830
Series A 5.00% 4/1/37	1,125,000	1,372,680

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
University of Minnesota
Series A 5.00% 9/1/40	1,560,000	$1,958,284
Series A 5.00% 9/1/41	1,750,000	2,192,120
Series A 5.00% 4/1/44	3,000,000	3,871,020

		109,921,627

Electric Revenue Bonds – 7.84%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,380,690
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,130,880
5.00% 10/1/29	395,000	464,295
5.00% 10/1/30	500,000	586,970
5.00% 10/1/33	1,205,000	1,412,489
5.00% 10/1/47	2,000,000	2,410,840
Series A 5.00% 10/1/30	1,060,000	1,244,376
Series A 5.00% 10/1/34	750,000	879,315
Series A 5.00% 10/1/35	1,525,000	1,788,093
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	658,525
5.00% 1/1/28	350,000	424,735
5.00% 1/1/28	210,000	262,072
5.00% 1/1/29	585,000	707,593
5.00% 1/1/29	220,000	273,519
5.00% 1/1/30	520,000	625,711
5.00% 1/1/31	200,000	246,164
5.00% 1/1/32	210,000	257,414
5.00% 1/1/35	160,000	194,693
5.00% 1/1/36	180,000	218,644
5.00% 1/1/41	400,000	481,876
Series A 5.00% 1/1/25	125,000	138,867
Series A 5.00% 1/1/26	425,000	471,899
Series A 5.00% 1/1/31	520,000	573,238
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	343,463
Series AAA 5.25% 7/1/25 ‡	250,000	200,313
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,502,344
Series WW 5.00% 7/1/28 ‡	1,775,000	1,417,781
Series WW 5.25% 7/1/33 ‡	1,250,000	1,001,563
Series XX 4.75% 7/1/26 ‡	260,000	206,375
Series XX 5.25% 7/1/40 ‡	750,000	600,937

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.75% 7/1/36 ‡	925,000	$745,781
Series ZZ 4.75% 7/1/27 ‡	210,000	166,687
Series ZZ 5.25% 7/1/24 ‡	350,000	280,437
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,697,087
Series A 5.00% 12/1/47	2,265,000	2,745,837
Series B 5.00% 12/1/27	295,000	338,353
Series B 5.00% 12/1/28	275,000	314,977
Series B 5.00% 12/1/31	1,365,000	1,559,635
Series B 5.00% 12/1/33	300,000	343,134
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,557,642
Series A 5.00% 1/1/42	1,500,000	1,867,035
Series A 5.00% 1/1/46	2,000,000	2,369,380
Series A 5.00% 1/1/47	3,130,000	3,884,799
Southern Minnesota Municipal Power Agency Revenue
Capital Appreciation
Series A 6.70% 1/1/25 (NATL)^	5,000,000	4,727,900
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,429,130
Series A 4.00% 10/1/31	885,000	1,018,175
Series A 4.00% 10/1/33	365,000	417,753

		47,569,416

Healthcare Revenue Bonds – 24.22%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,175,724
5.375% 11/1/34	320,000	350,627
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path Project)
5.00% 9/1/43	465,000	505,962
5.00% 9/1/58	3,220,000	3,486,809
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,415,225
2nd Tier Series B 5.25% 1/1/37	505,000	446,597
4th Tier Series D 7.00% 1/1/37	1,665,000	1,635,763
4th Tier Series D 7.25% 1/1/52	2,500,000	2,450,975

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,350,000	$2,527,589
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	481,572
5.00% 6/1/48	1,000,000	1,064,400
5.00% 6/1/53	600,000	636,732
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	586,035
4.00% 11/1/41	800,000	924,464
5.00% 11/1/26	500,000	583,560
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project) 5.00% 9/1/44	500,000	547,840
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	116,358
5.00% 5/1/44	1,500,000	1,721,925
5.00% 5/1/51	1,585,000	1,806,409
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	295,266
Series A 144A 5.00% 8/1/46 #	2,380,000	2,492,693
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	753,053
Series A 5.00% 4/1/40	705,000	727,059
Series A 5.00% 4/1/48	315,000	324,211
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	2,310,880
Series A 5.00% 2/15/48	1,850,000	2,287,858
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	1,850,000	2,017,443
6.00% 6/15/39	3,570,000	3,924,751
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	524,815
4.00% 4/1/25	660,000	692,743
4.00% 4/1/31	60,000	62,655

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	$699,356
5.75% 2/1/44	500,000	531,720
(St. John’s Lutheran Home of Albert Lea Project) 5.375% 10/1/44	575,000	607,016
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,258,000
5.00% 5/1/27	1,400,000	1,755,460
5.00% 5/1/29	1,000,000	1,240,110
5.00% 5/1/30	850,000	1,049,988
5.00% 5/1/31	500,000	614,905
5.00% 5/1/32	500,000	613,185
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,183,960
5.00% 9/1/32	1,000,000	1,181,180
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	3,500,000	3,800,475
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	6,420,736
Series A 5.00% 11/15/33	500,000	601,215
Series A 5.00% 11/15/34	500,000	600,460
Series A 5.00% 11/15/44	1,000,000	1,177,830
Series A 5.00% 11/15/49	3,475,000	4,279,532
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	529,615
5.25% 11/1/45	1,950,000	2,060,760
5.375% 11/1/50	455,000	481,836
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,955,837
(Children’s Health Care) Series A 5.25% 8/15/35	2,085,000	2,126,387
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	441,335
Series A 5.00% 11/1/32	330,000	338,544
Series A 5.00% 11/1/42	1,250,000	1,281,450

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	2,980,000	$3,273,858
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	4,515,000	4,783,552
Series D Remarketing 5.00% 11/15/38	6,405,000	6,449,963
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	332,580
5.00% 7/1/33	650,000	715,969
5.875% 7/1/30	1,850,000	1,877,861
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,384,960
Series A 5.30% 9/1/37	1,200,000	1,316,400
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,413,329
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	997,835
5.00% 9/1/24	575,000	668,069
5.00% 9/1/25	750,000	872,280
5.00% 9/1/26	575,000	667,161
5.00% 9/1/27	405,000	468,929
5.00% 9/1/28	425,000	491,517
5.00% 9/1/29	425,000	490,658
5.00% 9/1/34	730,000	829,302
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	4,315,000	4,970,405
5.00% 5/1/48	5,090,000	6,403,271
Series A 4.00% 5/1/37	965,000	1,088,057
Series A 5.00% 5/1/46	3,715,000	4,420,404
Unrefunded Balance 5.125% 5/1/30	740,000	744,825
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,794,789
Series A 5.00% 11/15/47	1,560,000	1,898,738
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,611,752

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/32	3,000,000	$3,510,150
Series A 5.00% 7/1/33	1,260,000	1,468,618
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,213,615
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,405
Series A 5.375% 5/1/43	500,000	500,270
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	535,775
4.00% 8/1/44	800,000	856,832
5.00% 8/1/49	1,000,000	1,122,600
5.00% 8/1/54	875,000	980,315
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	263,780
4.75% 11/1/52	750,000	795,757
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	876,937
4.65% 7/1/26	540,000	558,009
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	539,075
5.125% 12/1/44	1,605,000	1,715,841
5.25% 12/1/49	750,000	805,860

		146,919,188

Housing Revenue Bonds – 0.40%
Minnesota Housing Finance Agency Homeownership Finance (Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	950,000	987,012
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,429,391

		2,416,403

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds – 2.66%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	$1,404,050
Series A 5.00% 6/1/43	3,835,000	4,290,675
Series B 5.00% 3/1/28	2,500,000	2,704,325
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,824,696
Series C 5.00% 8/1/35	1,645,000	1,915,668
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities Funding Project)
Series A 5.00% 8/1/35	3,960,000	4,025,102

		16,164,516

Local General Obligation Bonds – 11.54%
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,719,825
Series A 4.00% 2/1/43	3,500,000	3,972,885
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,042,949
Series A 4.00% 2/1/29	1,800,000	2,038,518
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,351,799
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,220,070
Series A 5.00% 2/1/33	3,585,000	4,366,745
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	182,400
Series A 4.00% 2/1/28	1,250,000	1,422,313
Hennepin County
Series A 5.00% 12/1/26	1,885,000	2,407,013
Series A 5.00% 12/1/36	940,000	1,175,038
Series A 5.00% 12/1/37	2,850,000	3,645,720
Series A 5.00% 12/1/37	2,645,000	3,297,760
Series A 5.00% 12/1/38	3,310,000	4,224,586
Series B 5.00% 12/1/30	1,000,000	1,262,220
Series C 5.00% 12/1/28	1,500,000	2,019,690
Series C 5.00% 12/1/30	1,245,000	1,571,464
Series C 5.00% 12/1/37	3,000,000	3,740,370

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	450,000	$539,635
Series A 4.00% 2/1/37	600,000	717,894
Series A 4.00% 2/1/38	625,000	745,100
Series B 4.00% 2/1/36	945,000	1,133,235
Series B 4.00% 2/1/37	1,255,000	1,501,595
Series B 4.00% 2/1/38	1,305,000	1,555,769
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,417,840
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,546,519
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,299,993
Virginia, Minnesota Sales Tax Revenue
(General Obligation Sales Tax) Series A 4.00% 2/1/35 (AGM)	500,000	582,655
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,487,479
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	11,000,000	11,797,060

		69,986,139

Pre-Refunded/Escrowed to Maturity Bonds – 5.93%
Dakota & Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	15,574,914
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22§	350,000	386,197
Series 7-Q 5.00% 10/1/24-22§	475,000	524,125
Series 7-Q 5.00% 10/1/27-22§	200,000	220,684
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	910,000	1,119,682
Series A 5.00% 11/15/30-25§	670,000	824,381
University of Minnesota
Series A 5.50% 7/1/21	4,500,000	4,670,370
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24§	4,000,000	4,641,880

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/40-24§	3,935,000	$4,566,449
Series A 5.00% 1/1/46-24§	3,000,000	3,481,410

		36,010,092

Special Tax Revenue Bonds – 4.85%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,113,670
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	281,797
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	10,173,000	11,517,057
Series A-1 5.00% 7/1/58	8,525,000	9,777,067
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	770,791
Series G 5.00% 11/1/31	1,500,000	1,761,075
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,180,140

		29,401,597

State General Obligation Bonds – 13.12%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	2,530,000	2,058,787
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	4,857,361
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	5,536,700
(State Trunk Highway)
Series B 5.00% 10/1/29	5,000,000	5,321,300
Series E 5.00% 10/1/26	3,395,000	4,309,477
(Various Purposes)
Series A 5.00% 8/1/27	7,590,000	9,276,270
Series A 5.00% 8/1/29	2,500,000	3,048,025
Series A 5.00% 8/1/30	4,200,000	4,928,616
Series A 5.00% 8/1/32	3,875,000	4,538,090
Series A 5.00% 8/1/33	2,075,000	2,722,421
Series A 5.00% 10/1/33	1,000,000	1,285,340
Series A 5.00% 8/1/35	10,900,000	14,487,775
Series A 5.00% 8/1/38	3,450,000	4,474,685
Series A 5.00% 8/1/39	700,000	926,107
Series A Unrefunded Balance 4.00% 8/1/27	955,000	1,027,131
Series D 5.00% 8/1/26	6,000,000	7,579,500

	Principal amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series D 5.00% 8/1/27	2,525,000	$3,186,070

		79,563,655

Transportation Revenue Bonds – 6.68%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series C 5.00% 1/1/29	350,000	442,463
Series C 5.00% 1/1/33	850,000	1,063,137
Series C 5.00% 1/1/36	600,000	746,772
Series C 5.00% 1/1/41	600,000	739,278
Series C 5.00% 1/1/46	1,595,000	1,950,015
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,143,260
Series A 5.00% 1/1/44	3,000,000	3,877,230
Series A 5.00% 1/1/49	5,000,000	6,419,500
Series B 5.00% 1/1/26	575,000	618,631
Series B 5.00% 1/1/27	1,160,000	1,247,360
Series B 5.00% 1/1/28	2,750,000	2,956,057
Series B 5.00% 1/1/29	120,000	128,923
Series B 5.00% 1/1/30	1,675,000	1,797,979
Series B 5.00% 1/1/31	1,750,000	1,877,155
Series B 5.00% 1/1/44 (AMT)	3,595,000	4,539,586
Series B 5.00% 1/1/49 (AMT)	6,150,000	7,714,991
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,241,952

		40,504,289

Water & Sewer Revenue Bonds – 2.98%
Guam Government Waterworks Authority 5.00% 7/1/40	1,930,000	2,307,624
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,592,600
Series B 5.00% 9/1/25	2,000,000	2,209,180
Series C 4.00% 3/1/31	3,120,000	3,721,130
Series C 4.00% 3/1/32	3,225,000	3,835,879
Series E 5.00% 9/1/23	2,000,000	2,209,700

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	$1,187,390

		18,063,503

Total Municipal Bonds (cost $560,098,975)		601,057,116

Short-Term Investments – 1.65%

Variable Rate Demand Notes – 1.65%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 1.20% 11/15/48
(LOC – Wells Fargo Bank N.A.)	1,000,000	1,000,000
Rochester Health Care Facilities Revenue (Mayo Clinic)
Series A 1.14% 11/15/38	9,000,000	9,000,000

Total Short-Term Investments (cost $10,000,000)		10,000,000

Total Value of Securities – 100.74% (cost $570,098,975)		$611,057,116

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $11,471,692, which represents 1.89% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 29, 2020.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

Summary of abbreviations (continued):

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 98.63%

Corporate Revenue Bond – 0.58%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT)#	460,000	$479,191

		479,191

Education Revenue Bonds – 13.70%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	463,777
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	510,574
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	336,345
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/38	400,000	455,568
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	454,826
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	578,325
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	552,090
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	570,061
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	525,000	628,546
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	537,525
5.00% 10/1/35	555,000	684,565
(St. Catherine University) Series A 5.00% 10/1/35	565,000	707,956
(St. John’s University) Series 8-I 5.00% 10/1/31	130,000	154,860
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	150,784
Series 8-G 5.00% 12/1/32	125,000	150,629
(University of St. Thomas)
4.00% 10/1/36	300,000	361,251
5.00% 10/1/34	350,000	459,819
5.00% 10/1/35	750,000	983,145
Series 7-U 4.00% 4/1/26	1,400,000	1,525,790
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	325,000	342,401

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	$357,694
(Great River School Project) Series A 144A 5.25% 7/1/33 #	140,000	155,995
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	285,470

		11,407,996

Electric Revenue Bonds – 8.05%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,132,296
Series E 5.00% 1/1/23	1,000,000	1,072,850
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	302,175
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	587,715
Series A 5.00% 10/1/30	240,000	281,746
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	181,434
5.00% 1/1/30	235,000	290,599
5.00% 1/1/31	350,000	419,443
Series A 5.00% 1/1/25	200,000	222,188
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	377,502
Series A 5.00% 12/1/29	500,000	627,370
Series A 5.00% 12/1/31	575,000	715,495
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	491,806

		6,702,619

Healthcare Revenue Bonds – 25.52%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	295,842
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	447,125
3rd Tier Series C 5.00% 1/1/32	420,000	368,520
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	250,000	268,893

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	$267,540
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	702,678
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	103,945
4.00% 9/1/39	100,000	102,243
Crookston Health Care Facilities Revenue
(RiverView Health Project) 5.00% 5/1/38	400,000	465,432
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	480,000	506,170
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	945,765
Series A 5.00% 2/15/48	390,000	482,305
(St. Luke’s Hospital of Duluth Obligated Group) 5.75% 6/15/32	750,000	817,883
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	283,095
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	518,334	539,461
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	564,500
5.00% 5/1/28	1,000,000	1,243,570
(North Memorial Health Care) 5.00% 9/1/31	320,000	378,867
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	601,215
Series A 5.00% 11/15/34	500,000	600,460
Series A 5.00% 11/15/49	1,000,000	1,231,520
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	561,392
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,524,807

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 •	925,000	$981,851
(Olmsted Medical Center Project) 5.125% 7/1/20	220,000	223,069
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.00% 9/1/21	1,050,000	1,107,477
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	601,973
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	810,000	1,018,988
Unrefunded Balance 5.125% 5/1/30	360,000	362,347
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services) Series A 5.00% 11/15/47	275,000	334,713
(HealthPartners Obligated Group Project)
5.00% 7/1/32	1,000,000	1,170,050
5.00% 7/1/33	200,000	233,114
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	500,000	526,065
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	142,303
5.00% 8/1/35	150,000	170,490
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/37	500,000	543,005
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	539,075

		21,257,748

Housing Revenue Bond – 0.37%
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	306,298

		306,298

Lease Revenue Bonds – 5.93%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,235,564
Series A 5.00% 6/1/43	715,000	799,956
Series B 5.00% 3/1/27	1,000,000	1,082,760
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series A 4.00% 8/1/33	655,000	793,415

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio Project) 5.00% 12/1/25	1,000,000	$1,027,300

		4,938,995

Local General Obligation Bonds – 12.82%
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	284,463
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,875,060
Series A 5.00% 12/1/38	1,055,000	1,346,507
Series C 5.00% 12/1/30	1,500,000	1,893,330
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	220,000	263,822
Series B 4.00% 2/1/36	465,000	557,623
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	616,620
Virginia, Minnesota
(General Obligation Sales Tax Revenue) Series A
4.00% 2/1/38 (AGM)	1,000,000	1,156,740
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	2,500,000	2,681,150

		10,675,315

Pre-Refunded/Escrowed to Maturity Bonds – 8.65%
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Children’s Health Care) Series A 5.25% 8/15/25-20§	1,000,000	1,019,850
Minnesota Higher Education Facilities Authority Revenue
(College of St. Benedict) Series 7-M 5.125% 3/1/36-20§	275,000	275,000
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	468,953
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.125% 5/1/30-20§	500,000	503,495
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	165,000	203,019
Series A 5.00% 11/15/30-25§	120,000	147,650
University of Minnesota
Series A 5.00% 12/1/23-20§	1,000,000	1,031,330
Series A 5.25% 12/1/29-20§	1,000,000	1,033,180
Series D 5.00% 12/1/26-21§	1,000,000	1,073,140

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33-24§	1,250,000	$1,450,587

		7,206,204

Special Tax Revenue Bonds – 3.70%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	114,061
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A1 4.55% 7/1/40	830,000	935,966
Series A-1 4.75% 7/1/53	810,000	917,017
Series A-1 5.00% 7/1/58	195,000	223,640
Series A-2 4.536% 7/1/53	378,000	421,995
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	472,440

		3,085,119

State General Obligation Bonds – 10.67%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	345,000	280,744
Minnesota
Series A 5.00% 8/1/33	285,000	373,923
Series A 5.00% 8/1/34	1,000,000	1,309,580
Series A 5.00% 8/1/38	1,575,000	2,088,607
Series A 5.00% 8/1/39	310,000	410,133
Series D 5.00% 8/1/26	2,500,000	3,158,125
Series D 5.00% 8/1/27	500,000	630,905
Series E 5.00% 10/1/26	500,000	634,680

		8,886,697

Transportation Revenue Bonds – 6.16%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series B 5.00% 1/1/26	710,000	763,875
Series B 5.00% 1/1/31	750,000	804,495
Series B 5.00% 1/1/44 (AMT)	1,600,000	2,020,400
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	519,089
Series A 4.00% 8/1/27	545,000	625,262
Series A 4.00% 8/1/28	350,000	400,169

		5,133,290

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds – 2.48%
Guam Government Waterworks Authority Water & Wastewater System Revenue 5.00% 7/1/37	575,000	$691,949
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	673,858
Series C 4.00% 3/1/32	585,000	695,811

		2,061,618

Total Municipal Bonds (cost $76,812,212)		82,141,090

Short-Term Investment – 1.34%

Variable Rate Demand Note – 1.34%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-2 1.22% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	1,115,000	1,115,000

Total Short-Term Investment (cost $1,115,000)		1,115,000

Total Value of Securities – 99.97% (cost $77,927,212)		$83,256,090

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $1,483,757, which represents 1.78% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 29, 2020.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LOC – Letter of Credit

N.A. – National Association

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 96.80%

Corporate Revenue Bond – 1.21%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	2,600,000	$2,708,472

		2,708,472

Education Revenue Bonds – 18.34%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/37	850,000	920,465
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,324,648
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	272,580
Series A 5.00% 7/1/45	230,000	247,563
Columbia Heights Charter School Lease Revenue
(Prodeo Academy Project) Series A 5.00% 7/1/54	1,000,000	1,062,350
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,111,180
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,000,000	1,125,940
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	758,307
Series A 5.75% 8/1/44	585,000	632,596
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	254,263
Series A 5.00% 7/1/47	710,000	761,049
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	713,121
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	178,223
Series A 5.00% 7/1/44	495,000	527,833
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	1,094,290
Series A 5.00% 7/1/47	800,000	867,264
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 144A 4.75% 8/1/43 #	750,000	815,355
144A 5.00% 8/1/53 #	570,000	627,257

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	$868,664
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,500,000	1,749,600
(Carleton College) 4.00% 3/1/37	635,000	738,880
(Gustavus Adolphus College) 5.00% 10/1/47	1,000,000	1,207,050
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	268,320
4.00% 5/1/25	200,000	214,260
4.00% 5/1/26	100,000	106,982
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	662,963
Series A 5.00% 10/1/45	670,000	821,929
(St. John’s University) Series 8-I 5.00% 10/1/34	215,000	255,308
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	247,285
Series 8-G 5.00% 12/1/32	205,000	247,031
Series 8-N 4.00% 10/1/34	800,000	922,384
Series 8-N 4.00% 10/1/35	590,000	679,940
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	351,903
Series B 5.00% 10/1/39	770,000	899,760
(University of St. Thomas)
4.00% 10/1/37	500,000	600,080
4.00% 10/1/41	1,000,000	1,187,370
4.00% 10/1/44	850,000	997,594
Series A 4.00% 10/1/35	400,000	463,516
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,515,245
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	770,000	811,226
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	514,650
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,841,070
(Great River School Project) Series A 144A 5.50% 7/1/52 #	265,000	292,139

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	$576,130
Series A 6.00% 9/1/51	500,000	581,830
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,366,418
Series A 4.125% 9/1/47	500,000	534,070
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,648,545
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,592,609
Series A 5.00% 9/1/40	900,000	1,129,779
Series A 5.00% 9/1/41	620,000	776,637

		40,965,451

Electric Revenue Bonds – 5.61%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,603,890
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	423,045
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	545,184
Series A 5.00% 12/1/26	360,000	399,089
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	194,284
5.00% 10/1/47	745,000	898,038
Series A 5.00% 10/1/28	500,000	588,320
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	611,965
5.00% 1/1/28	500,000	606,765
5.00% 1/1/29	470,000	568,493
5.00% 1/1/33	225,000	274,482
5.00% 1/1/34	200,000	243,572
Series A 5.00% 1/1/24	335,000	372,564
Puerto Rico Electric Power Authority
Series A 5.05% 7/1/42 ‡	165,000	131,794
Series AAA 5.25% 7/1/25 ‡	95,000	76,119
Series CCC 5.25% 7/1/27 ‡	650,000	520,813
Series WW 5.00% 7/1/28 ‡	585,000	467,269
Series XX 4.75% 7/1/26 ‡	105,000	83,344
Series XX 5.25% 7/1/40 ‡	295,000	236,369

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority
Series XX 5.75% 7/1/36 ‡	370,000	$298,313
Series ZZ 4.75% 7/1/27 ‡	85,000	67,469
Series ZZ 5.25% 7/1/24 ‡	130,000	104,163
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	556,223
Series A 5.00% 12/1/35	500,000	616,970
Series A 5.00% 12/1/36	520,000	640,526
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	475,616
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	916,200

		12,520,879

Healthcare Revenue Bonds – 32.35%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	427,536
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,005,130
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	887,132
5.00% 9/1/43	535,000	582,128
5.00% 9/1/58	1,175,000	1,272,361
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	560,000	459,435
4th Tier Series D 7.00% 1/1/37	515,000	505,957
4th Tier Series D 7.25% 1/1/52	1,500,000	1,470,585
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,376,730
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	725,000	774,887
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35	645,000	676,547
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	255,607
5.00% 9/1/52	1,500,000	1,629,855

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	$1,612,980
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	866,787
Crookston Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	1,168,182
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	870,000	909,124
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	345,579
Series A 5.00% 4/1/40	315,000	324,856
Series A 5.00% 4/1/48	185,000	190,409
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,888,600
Series A 5.00% 2/15/48	1,590,000	1,966,321
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	817,883
6.00% 6/15/39	1,000,000	1,099,370
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	193,186
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	794,723
(St. John’s Lutheran Home of Albert Lea Project) 5.375% 10/1/44	165,000	174,187
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,303,995
5.00% 5/1/26	1,300,000	1,591,616
5.00% 5/1/29	500,000	620,055
(North Memorial Health Care) 5.00% 9/1/30	610,000	724,363
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	1,090,960
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,146,560
Series A 5.00% 11/15/33	1,200,000	1,442,916

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/34	500,000	$600,460
Series A 5.00% 11/15/44	1,000,000	1,177,830
Series A 5.00% 11/15/49	1,450,000	1,785,704
Minneapolis Senior Housing & Healthcare Revenue (Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,800,266
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	521,784
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	522,435
4.20% 8/1/49	1,500,000	1,569,390
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	508,115
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	188,004
Series A 6.875% 12/1/48	800,000	878,888
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,896,469
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	381,713
5.00% 7/1/27	245,000	274,586
5.00% 7/1/28	225,000	251,545
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	1,181,574
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	863,701
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	141,769
5.00% 9/1/34	105,000	119,283
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	287,973
5.00% 5/1/48	3,900,000	4,906,239
Unrefunded Balance 5.125% 5/1/30	15,000	15,098
Series A 4.00% 5/1/37	1,440,000	1,623,629
Series A 5.00% 5/1/46	2,000,000	2,379,760

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	$1,076,500
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	735,771
Series A 5.00% 11/15/47	485,000	590,313
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,465,966
Series A 5.00% 7/1/29	1,000,000	1,187,160
Series A 5.00% 7/1/32	900,000	1,053,045
Series A 5.00% 7/1/33	1,540,000	1,794,978
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,762,305
Series A 5.15% 11/1/42	775,000	780,665
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,540
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,540,485
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
4.00% 8/1/39	400,000	430,852
4.00% 8/1/38	250,000	269,718
4.00% 8/1/44	350,000	374,864
5.00% 8/1/54	350,000	392,126
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,343,100

		72,271,145

Housing Revenue Bonds – 1.48%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	1,068,840
Minneapolis – St. Paul Housing Finance Board Single
Family Mortgage-Backed Securities Program
(City Living Project) Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	7,677	7,683
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	116,688

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	$1,370,281
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	750,855

		3,314,347

Lease Revenue Bonds – 2.12%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,965,670
Series A 5.00% 6/1/43	1,000,000	1,118,820
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,653,130

		4,737,620

Local General Obligation Bonds – 7.23%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	1,000,000	1,230,300
Duluth General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,216,270
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	501,600
Series A 4.20% 3/1/34	750,000	818,767
Hennepin County
Series A 5.00% 12/1/26	750,000	957,697
Series A 5.00% 12/1/37	910,000	1,164,072
Series C 5.00% 12/1/37	2,500,000	3,116,975
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,200,670
Series A 5.00% 2/1/29	1,000,000	1,199,070
Series A 5.00% 2/1/30	445,000	532,874
Series A 5.00% 2/1/31	1,000,000	1,194,280
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	160,000	191,870
Series A 4.00% 2/1/37	215,000	257,245
Series A 4.00% 2/1/38	220,000	262,275
Series B 4.00% 2/1/36	335,000	401,729
Series B 4.00% 2/1/37	445,000	532,438
Series B 4.00% 2/1/38	465,000	554,354
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	829,159

		16,161,645

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds – 3.70%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23§	500,000	$576,300
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22§	325,000	358,611
Series 7-Q 5.00% 10/1/26-22§	280,000	308,958
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45-20§	500,000	512,420
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project) Series A 6.625% 9/1/42-21§	1,500,000	1,628,595
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	275,000	338,365
Series A 5.00% 11/15/30-25§	205,000	252,236
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24§	500,000	580,235
Series A 5.00% 1/1/33-24§	750,000	870,353
Series A 5.00% 1/1/34-24§	450,000	522,212
Series A 5.00% 1/1/40-24§	2,000,000	2,320,940

		8,269,225

Special Tax Revenue Bonds – 4.95%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	281,027
Minneapolis Tax Increment Revenue
(Grant Park Project) 4.00% 3/1/27	200,000	209,428
4.00% 3/1/30	260,000	271,185
(Village of St. Anthony Falls Project) 4.00% 3/1/24	700,000	728,672
4.00% 3/1/27	650,000	666,607
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	4,005,000	4,534,141
Series A-1 5.00% 7/1/58	275,000	315,389
Series A-2 4.536% 7/1/53	3,000,000	3,349,170
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	708,660

		11,064,279

	Principal amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bonds – 12.71%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	920,000	$748,650
Minnesota
Series A 5.00% 8/1/27	750,000	916,627
Series A 5.00% 8/1/29	1,000,000	1,219,210
Series A 5.00% 8/1/33	660,000	865,927
Series A 5.00% 10/1/33	2,000,000	2,570,680
Series A 5.00% 8/1/34	2,185,000	2,861,432
Series A 5.00% 8/1/38	5,250,000	6,932,935
Series A 5.00% 8/1/39	2,880,000	3,810,269
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,050,384
Series D 5.00% 8/1/26	1,000,000	1,263,250
Series D 5.00% 8/1/27	2,000,000	2,523,620
Series E 5.00% 10/1/26	1,085,000	1,377,256
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,242,695

		28,382,935

Transportation Revenue Bonds – 6.05%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series A 5.00% 1/1/32	1,245,000	1,560,035
Series C 5.00% 1/1/46	185,000	226,177
(Subordinate)
Series A 5.00% 1/1/32	500,000	572,845
Series A 5.00% 1/1/49	1,500,000	1,925,850
Series B 5.00% 1/1/29	2,130,000	2,288,387
Series B 5.00% 1/1/44 (AMT)	4,000,000	5,051,000
Series B 5.00% 1/1/49 (AMT)	1,500,000	1,881,705

		13,505,999

Water & Sewer Revenue Bonds – 1.05%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,150,927
Series C 4.00% 3/1/32	1,000,000	1,189,420

		2,340,347

Total Municipal Bonds (cost $201,789,446)		216,242,344

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Short-Term Investments – 1.65%

Variable Rate Demand Notes – 1.65%¤
Minneapolis Health Care System Revenue (Fairview Health Services) Series C
1.20% 11/15/48 (LOC – Wells Fargo Bank N.A.)	100,000	$100,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Children’s Hospitals and Clinics) Series A-1
1.13% 8/15/37 (AGM) (SPA – US Bank N.A.)	240,000	240,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-1
1.20% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	1,650,000	1,650,000
Series B-2
1.22% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	500,000	500,000
Rochester Health Care Facilities Revenue (Mayo Clinic)
Series A 1.14% 11/15/38	1,200,000	1,200,000

Total Short-Term Investments (cost $3,690,000)		3,690,000

Total Value of Securities – 98.45% (cost $205,479,446)		$219,932,344

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $6,163,573, which represents 2.76% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 29, 2020.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

Summary of abbreviations (continued):

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
February 29, 2020 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$611,057,116	$83,256,090	$219,932,344
Cash	2,865,010	1,714,694	1,830,144
Interest receivable	6,793,713	808,480	2,337,790
Receivable for securities sold	991,500	495,750	991,500
Receivable for fund shares sold	670,821	250,100	405,909

Total assets	622,378,160	86,525,114	225,497,687

Liabilities:
Payable for securities purchased	13,486,620	3,101,230	1,666,169
Payable for fund shares redeemed	1,556,560	15,906	124,409
Distribution payable	238,517	29,640	89,768
Investment management fees payable to affiliates	223,528	19,143	82,849
Other accrued expenses	175,833	62,050	96,752
Distribution fees payable to affiliates	98,999	11,962	38,380
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,122	562	1,507
Accounting and administration expenses payable to affiliates	1,900	533	896
Trustees’ fees and expenses payable to affiliates	1,875	254	685
Legal fees payable to affiliates	870	118	318
Reports and statements to shareholders expenses payable to affiliates	364	50	133

Total liabilities	15,789,188	3,241,448	2,101,866

Total Net Assets	$606,588,972	$83,283,666	$223,395,821

Net Assets Consist of:
Paid-in capital	$565,571,810	$77,912,492	$209,339,555
Total distributable earnings (loss)	41,017,162	5,371,174	14,056,266

Total Net Assets	$606,588,972	$83,283,666	$223,395,821

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$388,611,310	$58,520,054	$109,835,841
Shares of beneficial interest outstanding, unlimited authorization, no par	30,353,684	5,145,776	9,644,645
Net asset value per share	$12.80	$11.37	$11.39
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$13.40	$11.91	$11.93

Class C:
Net assets	$28,909,946	$6,516,004	$21,755,287
Shares of beneficial interest outstanding, unlimited authorization, no par	2,250,794	571,835	1,906,624
Net asset value per share	$12.84	$11.39	$11.41

Institutional Class:
Net assets	$189,067,716	$18,247,608	$91,804,693
Shares of beneficial interest outstanding, unlimited authorization, no par	14,770,717	1,603,997	8,063,975
Net asset value per share	$12.80	$11.38	$11.38

[1]Investments, at cost	$570,098,975	$77,927,212	$205,479,446

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six months ended February 29, 2020 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Investment Income:
Interest	$9,917,519	$1,293,015	$3,672,037

Expenses:
Management fees	1,588,458	198,860	575,522
Distribution expenses — Class A	475,050	69,266	130,491
Distribution expenses — Class C	144,273	33,281	104,083
Dividend disbursing and transfer agent fees and expenses	174,139	24,759	70,487
Accounting and administration expenses	66,320	25,815	36,187
Registration fees	35,725	12,225	10,420
Legal fees	29,937	3,959	9,519
Reports and statements to shareholders expenses	27,356	7,326	10,487
Audit and tax fees	22,950	22,950	22,950
Trustees’ fees and expenses	14,112	1,912	4,992
Custodian fees	7,096	824	2,161
Other	30,540	11,469	17,856

	2,615,956	412,646	995,155
Less expenses waived	(235,904)	(86,478)	(89,325)
Less waived distribution expenses — Class A	—	(27,706)	—
Less expenses paid indirectly	(3,708)	(862)	(2,063)

Total operating expenses	2,376,344	297,600	903,767

Net Investment Income	7,541,175	995,415	2,768,270

Net Realized and Unrealized Gain:
Net realized gain on investments	1,824,184	141,390	631,736
Net change in unrealized appreciation (depreciation) of investments	5,631,507	760,516	2,974,704

Net Realized and Unrealized Gain	7,455,691	901,906	3,606,440

Net Increase in Net Assets Resulting from Operations	$14,996,866	$1,897,321	$6,374,710

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Increase in Net Assets from Operations:
Net investment income	$7,541,175	$16,250,461
Net realized gain	1,824,184	422,779
Net change in unrealized appreciation (depreciation)	5,631,507	23,896,388

Net increase in net assets resulting from operations	14,996,866	40,569,628

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,828,662)	(11,013,173)
Class C	(334,268)	(674,498)
Institutional Class	(2,929,171)	(4,532,590)

	(9,092,101)	(16,220,261)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,979,535	34,266,180
Class C	1,366,576	3,098,448
Institutional Class	25,582,243	83,152,024

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,288,873	9,748,901
Class C	329,374	653,678
Institutional Class	2,133,849	3,221,296

	47,680,450	134,140,527

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(20,130,274)	$(63,834,709)
Class C	(2,975,077)	(10,695,643)
Institutional Class	(9,855,269)	(44,007,882)

	(32,960,620)	(118,538,234)

Increase in net assets derived from capital share transactions	14,719,830	15,602,293

Net Increase in Net Assets	20,624,595	39,951,660

Net Assets:
Beginning of period	585,964,377	546,012,717

End of period	$606,588,972	$585,964,377

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Increase in Net Assets from Operations:
Net investment income	$995,415	$2,179,205
Net realized gain	141,390	5,373
Net change in unrealized appreciation (depreciation)	760,516	2,996,731

Net increase in net assets resulting from operations	1,897,321	5,181,309

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(702,449)	(1,593,527)
Class C	(56,261)	(156,332)
Institutional Class	(234,651)	(428,375)

	(993,361)	(2,178,234)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,051,924	5,671,277
Class C	196,804	898,626
Institutional Class	2,120,191	8,405,771

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	603,408	1,357,246
Class C	54,125	149,449
Institutional Class	221,615	397,172

	7,248,067	16,879,541

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,694,214)	$(12,485,742)
Class C	(965,418)	(2,719,349)
Institutional Class	(2,011,804)	(3,186,459)

	(5,671,436)	(18,391,550)

Increase (decrease) in net assets derived from capital share transactions	1,576,631	(1,512,009)

Net Increase in Net Assets	2,480,591	1,491,066

Net Assets:
Beginning of period	80,803,075	79,312,009

End of period	$83,283,666	$80,803,075

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,768,270	$5,310,882
Net realized gain (loss)	631,736	(149,752)
Net change in unrealized appreciation (depreciation)	2,974,704	9,364,456

Net increase in net assets resulting from operations	6,374,710	14,525,586

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,364,588)	(2,884,919)
Class C	(193,963)	(452,855)
Institutional Class	(1,199,632)	(1,963,896)

	(2,758,183)	(5,301,670)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,565,092	11,808,073
Class C	3,005,222	3,143,949
Institutional Class	19,215,257	31,389,740

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,245,884	2,586,210
Class C	184,739	420,887
Institutional Class	1,162,506	1,877,843

	33,378,700	51,226,702

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,207,574)	$(14,747,115)
Class C	(2,833,482)	(5,154,694)
Institutional Class	(5,259,006)	(14,980,335)

	(13,300,062)	(34,882,144)

Increase in net assets derived from capital share transactions	20,078,638	16,344,558

Net Increase in Net Assets	23,695,165	25,568,474

Net Assets:
Beginning of period	199,700,656	174,132,182

End of period	$223,395,821	$199,700,656

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/20[1] (Unaudited)
	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$12.68	$12.14	$12.54	$12.87	$12.60	$12.67

0.16	0.36	0.37	0.38	0.41	0.44
0.15	0.54	(0.34)	(0.32)	0.28	(0.06)

0.31	0.90	0.03	0.06	0.69	0.38

(0.16)	(0.36)	(0.37)	(0.39)	(0.42)	(0.45)
(0.03)	—	(0.06)	—	—	—

(0.19)	(0.36)	(0.43)	(0.39)	(0.42)	(0.45)

$12.80	$12.68	$12.14	$12.54	$12.87	$12.60

2.50%	7.54%	0.26%	0.49%	5.52%	3.02%

$388,611	$386,790	$390,477	$423,497	$481,066	$479,275
0.85%	0.85%	0.85%	0.85%	0.85%	0.87%
0.93%	0.93%	0.94%	0.95%	0.95%	0.96%
2.54%	2.92%	2.99%	3.08%	3.25%	3.51%
2.46%	2.84%	2.90%	2.98%	3.15%	3.42%
11%	13%	16%	17%	15%	11%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/20[1] (Unaudited)
	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$12.72	$12.18	$12.58	$12.91	$12.64	$12.71

0.11	0.27	0.28	0.29	0.32	0.35
0.15	0.54	(0.34)	(0.33)	0.27	(0.07)

0.26	0.81	(0.06)	(0.04)	0.59	0.28

(0.11)	(0.27)	(0.28)	(0.29)	(0.32)	(0.35)
(0.03)	—	(0.06)	—	—	—

(0.14)	(0.27)	(0.34)	(0.29)	(0.32)	(0.35)

$12.84	$12.72	$12.18	$12.58	$12.91	$12.64

2.12%	6.73%	(0.49% )	(0.25% )	4.73%	2.25%

$28,910	$29,933	$35,642	$51,045	$53,502	$45,393
1.60%	1.60%	1.60%	1.60%	1.60%	1.62%
1.68%	1.68%	1.69%	1.70%	1.70%	1.71%
1.79%	2.17%	2.24%	2.33%	2.50%	2.76%
1.71%	2.09%	2.15%	2.23%	2.40%	2.67%
11%	13%	16%	17%	15%	11%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/20[1] (Unaudited)
	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$12.68	$12.14	$12.54	$12.87	$12.59	$12.66

0.17	0.39	0.40	0.41	0.45	0.48
0.15	0.54	(0.34)	(0.32)	0.28	(0.07)

0.32	0.93	0.06	0.09	0.73	0.41

(0.17)	(0.39)	(0.40)	(0.42)	(0.45)	(0.48)
(0.03)	—	(0.06)	—	—	—

(0.20)	(0.39)	(0.46)	(0.42)	(0.45)	(0.48)

$12.80	$12.68	$12.14	$12.54	$12.87	$12.59

2.62%	7.81%	0.51%	0.75%	5.87%	3.27%

$189,068	$169,241	$119,894	$88,826	$53,133	$32,084
0.60%	0.60%	0.60%	0.60%	0.60%	0.62%
0.68%	0.68%	0.69%	0.70%	0.70%	0.71%
2.79%	3.17%	3.24%	3.33%	3.50%	3.76%
2.71%	3.09%	3.15%	3.23%	3.40%	3.67%
11%	13%	16%	17%	15%	11%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/20[1] (Unaudited)
	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.25	$10.82	$11.17	$11.44	$11.22	$11.32

0.14	0.31	0.30	0.31	0.33	0.34
0.12	0.43	(0.31)	(0.25)	0.22	(0.10)

0.26	0.74	(0.01)	0.06	0.55	0.24

(0.14)	(0.31)	(0.30)	(0.31)	(0.33)	(0.34)
—	—	(0.04)	(0.02)	—	—

(0.14)	(0.31)	(0.34)	(0.33)	(0.33)	(0.34)

$11.37	$11.25	$10.82	$11.17	$11.44	$11.22

2.35%	7.00%	(0.01% )	0.55%	4.98%	2.12%

$58,520	$55,918	$59,284	$68,934	$79,730	$84,663
0.71%	0.71%	0.79%	0.84%	0.84%	0.85%
1.03%	1.04%	1.00%	0.99%	0.97%	0.98%
2.54%	2.87%	2.77%	2.79%	2.92%	2.98%
2.22%	2.54%	2.56%	2.64%	2.79%	2.85%
15%	19%	17%	22%	14%	14%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/20[1] (Unaudited)
	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.27	$10.84	$11.19	$11.47	$11.24	$11.35

0.09	0.22	0.21	0.22	0.24	0.24
0.12	0.43	(0.31)	(0.26)	0.23	(0.11)

0.21	0.65	(0.10)	(0.04)	0.47	0.13

(0.09)	(0.22)	(0.21)	(0.22)	(0.24)	(0.24)
—	—	(0.04)	(0.02)	—	—

(0.09)	(0.22)	(0.25)	(0.24)	(0.24)	(0.24)

$11.39	$11.27	$10.84	$11.19	$11.47	$11.24

1.92%	6.09%	(0.86% )	(0.39% )	4.17%	1.16%

$6,516	$7,167	$8,558	$11,885	$13,315	$11,740
1.56%	1.56%	1.64%	1.69%	1.69%	1.70%
1.78%	1.79%	1.75%	1.74%	1.72%	1.73%
1.69%	2.02%	1.92%	1.94%	2.07%	2.13%
1.47%	1.79%	1.81%	1.89%	2.04%	2.10%
15%	19%	17%	22%	14%	14%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/20[1] (Unaudited)
	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.25	$10.83	$11.17	$11.45	$11.22	$11.33

0.15	0.33	0.32	0.33	0.35	0.35
0.13	0.42	(0.30)	(0.26)	0.23	(0.11)

0.28	0.75	0.02	0.07	0.58	0.24

(0.15)	(0.33)	(0.32)	(0.33)	(0.35)	(0.35)
—	—	(0.04)	(0.02)	—	—

(0.15)	(0.33)	(0.36)	(0.35)	(0.35)	(0.35)

$11.38	$11.25	$10.83	$11.17	$11.45	$11.22

2.52%	7.06%	0.23%	0.61%	5.22%	2.18%

$18,248	$17,718	$11,470	$18,800	$12,694	$4,402
0.56%	0.56%	0.64%	0.69%	0.69%	0.70%
0.78%	0.79%	0.75%	0.74%	0.72%	0.73%
2.69%	3.02%	2.92%	2.94%	3.07%	3.13%
2.47%	2.79%	2.81%	2.89%	3.04%	3.10%
15%	19%	17%	22%	14%	14%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.21	$10.66	$10.88	$11.13	$10.84	$10.88

0.14	0.32	0.32	0.33	0.36	0.38
0.18	0.55	(0.22)	(0.25)	0.29	(0.04)

0.32	0.87	0.10	0.08	0.65	0.34

(0.14)	(0.32)	(0.32)	(0.33)	(0.36)	(0.38)

(0.14)	(0.32)	(0.32)	(0.33)	(0.36)	(0.38)

$11.39	$11.21	$10.66	$10.88	$11.13	$10.84

2.93%	8.33%	0.95%	0.84%	6.12%	3.20%

$109,836	$103,487	$98,980	$98,491	$121,168	$122,618
0.89%	0.89%	0.89%	0.89%	0.89%	0.91%
0.98%	0.99%	0.99%	0.99%	0.98%	1.01%
2.62%	2.97%	2.98%	3.08%	3.23%	3.52%
2.53%	2.87%	2.88%	2.98%	3.14%	3.42%
8%	12%	14%	19%	15%	16%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/20[1] (Unaudited)
	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.23	$10.68	$10.90	$11.15	$10.87	$10.90

0.10	0.24	0.24	0.25	0.27	0.30
0.18	0.55	(0.22)	(0.25)	0.29	(0.03)

0.28	0.79	0.02	—	0.56	0.27

(0.10)	(0.24)	(0.24)	(0.25)	(0.28)	(0.30)

(0.10)	(0.24)	(0.24)	(0.25)	(0.28)	(0.30)

$11.41	$11.23	$10.68	$10.90	$11.15	$10.87

2.55%	7.51%	0.19%	0.09%	5.22%	2.53%

$21,755	$21,059	$21,651	$32,223	$35,751	$32,174
1.64%	1.64%	1.64%	1.64%	1.64%	1.66%
1.73%	1.74%	1.74%	1.74%	1.73%	1.76%
1.87%	2.22%	2.23%	2.33%	2.48%	2.77%
1.78%	2.12%	2.13%	2.23%	2.39%	2.67%
8%	12%	14%	19%	15%	16%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/20[1] (Unaudited)
	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.20	$10.66	$10.87	$11.12	$10.84	$10.88

0.16	0.35	0.35	0.36	0.38	0.41
0.18	0.54	(0.21)	(0.25)	0.29	(0.04)

0.34	0.89	0.14	0.11	0.67	0.37

(0.16)	(0.35)	(0.35)	(0.36)	(0.39)	(0.41)

(0.16)	(0.35)	(0.35)	(0.36)	(0.39)	(0.41)

$11.38	$11.20	$10.66	$10.87	$11.12	$10.84

3.06%	8.50%	1.30%	1.09%	6.28%	3.46%

$91,805	$75,155	$53,501	$44,805	$31,206	$14,841
0.64%	0.64%	0.64%	0.64%	0.64%	0.66%
0.73%	0.74%	0.74%	0.74%	0.73%	0.76%
2.87%	3.22%	3.23%	3.33%	3.48%	3.77%
2.78%	3.12%	3.13%	3.23%	3.39%	3.67%
8%	12%	14%	19%	15%	16%

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds	February 29, 2020 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $250,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended Feb. 29, 2020 and for all open tax years (years ended Aug. 31, 2017–Aug. 31, 2019), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended Feb. 29, 2020, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 29, 2020, each Fund earned the following amounts under this arrangement:

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$3,472	$821	$1,974

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 29, 2020, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$236	$41	$89

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fees and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed the following percentage of each Fund’s average daily net assets from Sept. 1, 2019 through Feb. 29, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Operating expense limitation as a percentage of average daily net assets	0.60%	0.56%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 29, 2020, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$11,955	$3,346	$5,550

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; and 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 29, 2020, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$25,932	$3,523	$9,261

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. DDLP has contracted to waive Delaware

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets from Sept. 1, 2019 through Feb. 29, 2020.** The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 29, 2020, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$7,304	$991	$2,593

For the six months ended Feb. 29, 2020, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$19,790	$3,496	$7,974

For the six months ended Feb. 29, 2020, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Class A	$285	$ —	$ —
Class C	579	181	344

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 29, 2020, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards.

Pursuant to these procedures, for the six months ended Feb. 29, 2020, the Funds engaged in the following Rule 17a-7 securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$7,758,711	$4,265,596	$7,290,147
Sales	5,711,123	3,498,983	826,067
Net realized gains (losses)	(56,993)	74,824	42,951

*For Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, the aggregate contractual waiver period covering this report is from Dec. 28, 2018 through Dec. 28, 2020. For Delaware Tax-Free Minnesota Intermediate Fund, the aggregate contractual waiver period covering this report is from Dec. 28, 2018 through Dec. 28, 2020.

**For Delaware Tax-Free Minnesota Intermediate Fund Class A shares, the aggregate contractual waiver period covering this report is from Dec. 28, 2018 through Dec. 28, 2020.

3. Investments

For the six months ended Feb. 29, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$66,677,208	$14,318,314	$34,300,483
Sales	74,209,340	11,767,070	17,289,443

At Feb. 29, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since the final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2020, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Cost of investments	$570,103,832	$77,923,615	$205,452,147

Aggregate unrealized appreciation of investments	$41,706,559	$5,422,727	$14,832,682
Aggregate unrealized depreciation of investments	(753,275)	(90,252)	(352,485)

Net unrealized appreciation of investments	$40,953,284	$5,332,475	$14,480,197

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

At Aug. 31, 2019, Delaware Tax-Free Minnesota Fund did not have any capital loss carryforwards.

At Aug. 31, 2019, capital loss carryforwards available to offset future realized capital gains for Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free Minnesota Intermediate Fund	$98,039	$—	$98,039
Delaware Minnesota High-Yield Municipal Bond Fund	845,337	124,037	969,374

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 29, 2020:

Delaware Tax-Free Minnesota Fund
Level 2
Securities

Assets:
Municipal Bonds	$601,057,116
Short-Term Investments	10,000,000

Total Value of Securities	$611,057,116

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Securities

Assets:
Municipal Bonds	$82,141,090
Short-Term Investments	1,115,000

Total Value of Securities	$83,256,090

Delaware Minnesota High-Yield Municipal
Bond Fund
Level 2
Securities

Assets:
Municipal Bonds	$216,242,344
Short-Term Investments	3,690,000

Total Value of Securities	$219,932,344

During the six months ended Feb. 29, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the six months ended Feb. 29, 2020, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund
	Six months ended 2/29/20	Year ended 8/31/19	Six months ended 2/29/20	Year ended 8/31/19	Six months ended 2/29/20	Year ended 8/31/19
Shares sold:
Class A	1,031,596	2,812,545	362,362	521,273	767,243	1,091,129
Class C	107,893	252,325	17,606	82,541	268,951	291,127
Institutional Class	2,035,722	6,847,310	189,759	773,437	1,723,634	2,920,048

Shares issued upon reinvestment of dividends and distributions:
Class A	421,225	798,095	54,040	124,608	111,744	240,677
Class C	26,158	53,400	4,840	13,717	16,537	39,113
Institutional Class	169,934	263,476	19,832	36,374	104,286	174,526

	3,792,528	11,027,151	648,439	1,551,950	2,992,395	4,756,620

Shares redeemed:
Class A	(1,599,127)	(5,263,546)	(241,381)	(1,153,362)	(467,188)	(1,382,974)
Class C	(235,977)	(878,285)	(86,456)	(249,651)	(253,987)	(481,931)
Institutional Class	(782,984)	(3,637,252)	(180,087)	(294,820)	(471,312)	(1,406,980)

	(2,618,088)	(9,779,083)	(507,924)	(1,697,833)	(1,192,487)	(3,271,885)

Net increase (decrease)	1,174,440	1,248,068	140,515	(145,883)	1,799,908	1,484,735

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended Feb. 29, 2020 and the year ended Aug. 31, 2019, the Funds had the following exchange transactions:

	Six months ended
	2/29/20

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund	32,625	22,084	22,157	32,633	$689,856
Delaware Tax-Free Minnesota Intermediate Fund	—	8,649	8,429	252	96,847
Delaware Minnesota High-Yield Municipal Bond Fund	2,768	16,480	15,758	3,538	214,106

	Year ended
	8/31/19

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund	59,365	40,077	31,466	68,171	$1,220,708
Delaware Tax-Free Minnesota Intermediate Fund	1,165	9,191	9,217	1,165	112,353
Delaware Minnesota High-Yield Municipal Bond Fund	26,086	44,298	9,709	60,819	745,406

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit (Agreement). The revolving line of credit is to be used as described below and on the next page and operates in substantially the same manner as the original agreement. The line of credit available under the Agreement expires on Nov. 2, 2020.

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

5. Line of Credit (continued)

Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on Nov. 4, 2019.

The Funds had no amounts outstanding as of Feb. 29, 2020, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US state or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 29, 2020, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assured Guaranty Municipal Corporation	0.46%	1.39%	0.11%
National Public Finance Guarantee Corporation	0.78%	—	—

	1.24%	1.39%	0.11%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In March 2017, the FASB issued Accounting Standards Update (ASU), ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has implemented ASU 2017-08 and determined that the impact of this guidance to the Fund’s net assets at the end of the period is not material.

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

Management has determined that no other material events or transactions occurred subsequent to Feb. 29, 2020, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INTERMEDIATE TAX FREE FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2020

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2020